Document and Entity Information	Mar. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2026
Entity Registrant Name	UNIFIRST CORP
Entity Incorporation State Country Code	MA
Entity File Number	001-08504
Entity Tax Identification Number	04-2103460
Entity Address Address Line 1	68 Jonspin Road
Entity Address City Or Town	Wilmington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01887
City Area Code	978
Local Phone Number	658-8888
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value per share
Trading Symbol	UNF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--08-29
Amendment Flag	false
Entity Central Index Key	0000717954